PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PRIVATE PLACEMENT
Purchase of stock and warrants	4,110,000	4,110,000
Share price	$ 1.00	$ 1.00
Purchase price of stock and warrants	$ 4,110,000	$ 4,110,000
Number of shares purchased	1	1
Exercise price per share	$ 11.50	$ 11.50
Sponsor
PRIVATE PLACEMENT
Purchase of stock and warrants	3,562,000	3,562,000
Designee
PRIVATE PLACEMENT
Purchase of stock and warrants	548,000	548,000